Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Estimated Useful Lives of Satellites and Other Property and Equipment
We depreciate satellites and other property and equipment on a straight-line basis over the following estimated useful lives:

	Years
Buildings and improvements	10	-	40
Satellites and related costs	10	-	17
Ground segment equipment and software	4	-	15
Furniture and fixtures and computer hardware	4	-	12
Leasehold improvements(1)	2	-	12

(1)	Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the remaining lease term.

Impact of ASU on Consolidated Statements
In accordance with the new revenue standard requirements, the disclosure of the impact of adoption of ASC 606 on our consolidated statements of operations, balance sheets, and statements of cash flows was as set forth in the tables below (in thousands). The impact to our consolidated statement of other comprehensive income (loss) was an increase in net loss of $56.1 million for the year ended December 31, 2018.

	For the Year Ended December 31, 2018
	As Reported	Balances without the adoption of ASC 606	Effect of adoption increase (decrease)
Consolidated Statements of Operations
Revenue	$2,161,190	$2,057,983	$103,207
Direct costs of revenue (excluding depreciation and amortization)	330,874	331,786	(912)
Selling, general and administrative	200,857	200,973	(116)
Interest expense, net	1,212,374	1,096,184	116,190
Other income, net	4,541	5,329	(788)
Provision for income taxes(1)	130,069	86,720	43,349
Net loss	(595,690)	(539,598)	(56,092)
Net loss attributable to Intelsat S.A.	(599,605)	(543,513)	(56,092)
Net loss per common share attributable to Intelsat S.A.:
Basic	$(4.63)	$(4.20)	$(0.43)
Diluted	$(4.63)	$(4.20)	$(0.43)

(1) Provision for income taxes includes a deferred tax asset that was established upon adoption of ASC 606 that was eliminated as a result of the 2018 Internal Reorganization (see Note 14 - Income Taxes).

	As of December 31, 2018
	As Reported	Balances without the adoption of ASC 606	Effect of adoption increase (decrease)
Consolidated Balance Sheets
Assets
Receivables	$271,393	$278,233	$(6,840)
Prepaid expenses and other current assets	24,075	61,237	(37,162)
Contract assets	45,034	—	45,034
Contract assets, net of current portion	96,108	—	96,108
Other assets	401,414	483,589	(82,175)
Liabilities
Accounts payable and accrued liabilities	$108,101	$113,627	$(5,526)
Deferred revenue	—	134,799	(134,799)
Contract liabilities	137,746	—	137,746
Deferred revenue, net of current portion	—	763,478	(763,478)
Contract liabilities, net of current portion	1,131,319	—	1,131,319
Taxes payable	5,679	4,886	793
Other long-term liabilities	77,670	83,776	(6,106)
Deferred income taxes	82,488	89,639	(7,151)
Shareholders’ deficit
Accumulated deficit	$(6,606,426)	$(6,268,593)	$(337,833)

	For the Year Ended December 31, 2018
	As Reported	Balances without the adoption of ASC 606	Effect of adoption increase (decrease)
Consolidated Statement of Cash Flows
Cash flows from operating activities
Net loss	$(595,690)	$(539,598)	$(56,092)
Adjustments to reconcile net loss to net cash provided by operating activities:
Deferred income taxes	79,160	42,465	36,695
Other non-cash items	938,828	938,828	—
Changes in operating assets and liabilities:
Receivables	(63,814)	(59,629)	(4,185)
Prepaid expenses, contract and other assets	3,708	(9,065)	12,773
Accounts payable and accrued liabilities	7,291	7,953	(662)
Accrued interest payable	21,442	21,442	—
Deferred revenue and contract liabilities	(39,763)	(47,164)	7,401
Accrued retirement benefits	(15,902)	(15,902)	—
Other long-term liabilities	8,913	4,843	4,070
Net cash provided by operating activities	$344,173	$344,173	$—
The cumulative effects of the changes made to our consolidated January 1, 2018 balance sheet for the adoption of ASC 606 were as follows (in thousands):

	As of December 31, 2017	Adjustment	As of January 1, 2018
Consolidated Balance Sheets
Assets
Receivables	$221,223	$(11,025)	$210,198
Prepaid expenses and other current assets	56,862	(28,545)	28,317
Contract assets	—	40,618	40,618
Contract assets, net of current portion	—	97,148	97,148
Other assets	443,830	(74,643)	369,187
Liabilities
Accounts payable and accrued liabilities	$116,396	$(4,071)	$112,325
Deferred revenue	149,749	(149,749)	—
Contract liabilities	—	143,705	143,705
Deferred revenue, net of current portion	794,707	(794,707)	—
Contract liabilities, net of current portion	—	1,164,138	1,164,138
Deferred income taxes	48,434	(43,846)	4,588
Other long-term liabilities	296,616	(10,176)	286,440
Shareholders’ deficit
Accumulated deficit	$(5,894,659)	$(281,741)	$(6,176,400)
The effect of the adoption of ASU 2016-18 on our consolidated statements of cash flows are as follows (in thousands):

	For the Year Ended December 31, 2016
	As Reported	Balances without the adoption of ASU 2016-18	Effect of adoption increase (decrease)
Consolidated Statement of Cash Flows
Net cash provided by operating activities	$678,755	$683,506	$(4,751)
Net cash provided by investing activities	(730,589)	(730,589)	—
Net cash provided by financing activities	546,347	541,596	4,751
Net change in cash, cash equivalents and restricted cash	$494,483	$494,483	$—

	For the Year Ended December 31, 2017
	As Reported	Balances without the adoption of ASU 2016-18	Effect of adoption increase (decrease)
Consolidated Statement of Cash Flows
Net cash provided by operating activities	$464,246	$464,230	$16
Net cash provided by investing activities	(468,297)	(468,297)	—
Net cash used in financing activities	(121,698)	(137,858)	16,160
Net change in cash, cash equivalents and restricted cash	$(124,633)	$(140,809)	$16,176

Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within our consolidated balance sheets to the total sum of these same amounts reported in our consolidated statements of cash flows:

	As of December 31, 2016	As of December 31, 2017	As of December 31, 2018
Cash and cash equivalents	$666,024	$525,215	$485,120
Restricted cash	—	16,176	22,037
Total cash, cash equivalents and restricted cash reported in the statements of cash flows	$666,024	$541,391	$507,157

Restrictions on Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within our consolidated balance sheets to the total sum of these same amounts reported in our consolidated statements of cash flows:

	As of December 31, 2016	As of December 31, 2017	As of December 31, 2018
Cash and cash equivalents	$666,024	$525,215	$485,120
Restricted cash	—	16,176	22,037
Total cash, cash equivalents and restricted cash reported in the statements of cash flows	$666,024	$541,391	$507,157